Intangible assets	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
7.	Intangible assets

2011	Acquired software	Customer relationships	Internal use Software	Total

Balance, September 30, 2010	$364,248	$751,546	$-	$1,115,794
Acquired			446,126	446,126
Amortization	(250,422)	(516,698)	(91,234)	(858,354)
Impact of foreign currency translation	(7,550)	(15,579)	-	(23,129)
Balance, September 30, 2011	$106,276	$219,269	$354,892	$680,437

At September 30, 2011 there was $354,892 (2010: $nil) of internal use software that was not available for use and therefore no amortization expense was recorded.

2010	Acquired software	Customer relationships	Internal use Software	Total

Balance, September 30, 2009	$1,219,809	$2,672,402	$-	$3,892,211
Recognition of future income tax asset to offset current year income taxes payable	(89,266)	-	-	(89,266)
Amortization	(702,152)	(1,848,300)	-	(2,550,452)
Impact of foreign currency translation	(64,143)	(72,556)	-	(136,699)
Balance, September 30, 2010	$364,248	$751,546	$-	$1,115,794

During 2010, an adjustment was made to the carrying value of intangible assets totalling $89,266, representing the application of Pixology loss carry-forwards to eliminate the future income tax liability arising upon the current year income tax expense of Pixology.

The acquired software and the customer relationship are being amortized on a straight-line basis over a three year period.  Internal use software is being amortized using a rate ranging between 33-1/3% - 100% straight-line.

Expected amortization in future years is as follows:

	Acquired software	Customer relationships	Internal use Software	Total

2012	$106,276	$219,269	$230,608	$556,153
2013	-	-	62,142	62,142
2014	-	-	62,142	62,142

Total	$106,276	$219,269	$354,892	$680,437